S000016930 [Member] Expense Example, No Redemption - Western Asset Core Plus VIT Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 55
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	744
Class II
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	465
Expense Example, No Redemption, 10 Years	$ 1,042